Initial Public Offering (Details) - $ / shares		12 Months Ended
	May 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Warrants exercisable term	30 days
Warrants expiration term	5 years
Business days		20 days
Effective business days		60 days
Redeemable Public Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued	-half of one
Warrant [Member]
Initial Public Offering [Line Items]
Warrants exercisable term		30 days
Warrants expiration term		5 years
Warrants issued and outstanding (in Shares)		20,150,000	20,150,000
Redemption of warrants price per share (in Dollars per share)		$ 0.01
Minimum redemption periods		30 days
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares (in Shares)	1
Redemption of warrants price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of shares (in Shares)	1	1
Price per share (in Dollars per share)	$ 11.5	$ 11.5
Redemption of warrants price per share (in Dollars per share)		$ 18
Class A Ordinary Shares [Member] | Redemption of Warrants [Member]
Initial Public Offering [Line Items]
Number of trading days		20 days
Trading day period of commencing IPO		30 days
IPO [Member]
Initial Public Offering [Line Items]
Number of units sold (in Shares)	25,000,000
Price per share (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units sold (in Shares)	3,000,000
Purchase price per unit (in Dollars per share)	$ 10
Initial Business Combination [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of trading days		10 days
Completion of the company’s initial business combination		150 days